Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments	R$ 37,084,254	R$ 23,122,550
Debt instruments	34,616,776	35,646,863
Total	71,701,030	58,769,413
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Loans and amounts due from credit institutions	6,757,021	2,980,557
Debt instruments		4,033,706
Balances with The Brazilian Central Bank	92,439,824	81,969,532
Total	99,196,845	88,983,795
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Loans and amounts due from credit institutions	23,420,606	22,736,288
Loans and advances to customers	554,791,402	514,905,503
Debt instruments	49,763,731	62,518,693
Total	627,975,739	600,160,484
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Open market investments	37,084,254	23,122,550
Loans and amounts due from credit institutions	30,177,627	25,716,845
Loans and advances to customers	561,178,111	514,936,423
Debt instruments	84,529,222	101,087,321
Balances with The Brazilian Central Bank	92,439,824	81,969,532
Total	805,409,038	746,832,671
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Open market investments	37,084,254	23,122,550
Loans and amounts due from credit institutions	30,177,627	25,716,845
Loans and advances to customers	554,791,402	514,905,503
Debt instruments	84,380,507	102,199,262
Balances with The Brazilian Central Bank	92,439,824	81,969,532
Total	R$ 798,873,614	R$ 747,913,692